Technology Intellectual Property (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
iPMine technology net carrying value	$ 28,691
iPMine technology
Finite-Lived Intangible Assets [Line Items]
iPMine technology cost	10,000,300
Accumulated amortization	1,589
iPMine technology net carrying value	$ 9,970,020